Financial instruments and risk management - Credit Risk Exposures (Details) - Credit risk - USD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
Derivatives
Credit risk
Maximum exposure	$ 46	$ 56
Cash and cash equivalents
Credit risk
Maximum exposure	$ 557	$ 619